INTEREST EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTEREST EXPENSES [Abstract]
Interest Expenses, net of capitalized interest	$ 29,040	$ 23,455	$ 23,392
Amortization of Deferred Financing Costs	1,458	3,600	2,988
Total Interest Expenses	30,498	27,055	26,380
Interest expenses, capitalized interest	$ 0	$ 800	$ 1,500